Income Taxes (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
		Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	[1]					$ 64,291	$ 1,687	$ 25
Income tax rate						17.00%	17.00%	17.00%
Tax rate reduced					25% to 23%
Deferred tax liability on undistributed earnings						$ 3,000	$ 1,000
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced			23%	24%
Hadera's income tax rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		1.5% to a rate of 25%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate						24.00%	25.00%	26.50%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate						17.00%
Tax laws						Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and May 31, 2022 (extended from May 31, 2017 to May 31, 2022) are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.
Singapore [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate						15.00%
Inkia Transaction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes						$ 61,000

[1]	Current taxes on income for the current year includes $61 million taxes payable in connection with a planned restructuring to simplify the holding structure of some of the companies remaining in the Kenon group subsequent to the Inkia transaction. As a result of this restructuring (which was substantially completed in January 2018), Kenon will hold its interest in OPC directly. Kenon does not expect any further tax liability in relation to any future sales of its interest in OPC.